UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.0%
	BASIC MATERIALS – 4.7%
97,802	Calgon Carbon Corp.*	$1,929,633
35,355	Innophos Holdings, Inc.	2,105,037
45,750	Koppers Holdings, Inc.	830,820
20,972	Minerals Technologies, Inc.	1,370,101
		6,235,591

	COMMUNICATIONS – 1.8%
12,906	Anixter International, Inc.*	972,596
39,680	FTD Cos., Inc.*	1,359,040
		2,331,636
	CONSUMER, CYCLICAL – 10.6%
40,645	Casey's General Stores, Inc.	3,710,888
31,276	G&K Services, Inc. - Class A	2,192,448
95,410	Knoll, Inc.	1,954,951
42,880	Rush Enterprises, Inc. - Class A*	1,200,640
94,245	Stage Stores, Inc.	1,884,900
28,255	United Stationers, Inc.	1,138,959
66,315	Wolverine World Wide, Inc.	1,866,767
		13,949,553
	CONSUMER, NON-CYCLICAL – 14.2%
19,985	Analogic Corp.	1,629,377
60,140	Cardtronics, Inc.*	2,021,305
38,411	Greatbatch, Inc.*	1,865,238
54,307	Haemonetics Corp.*	2,150,557
29,845	Matthews International Corp. - Class A	1,382,719
106,440	Snyder's-Lance, Inc.	3,096,340
29,451	TreeHouse Foods, Inc.*	2,671,206
83,525	TrueBlue, Inc.*	1,842,562
40,575	West Pharmaceutical Services, Inc.	2,000,753
		18,660,057
	ENERGY – 3.1%
43,666	Bristow Group, Inc.	2,432,633
67,775	Gulfmark Offshore, Inc. - Class A	1,337,201
220,680	Key Energy Services, Inc.*	370,742
		4,140,576
	FINANCIAL – 30.5%
82,243	American Equity Investment Life Holding Co.	2,098,019
48,065	Argo Group International Holdings Ltd.[1]	2,570,997
128,765	BBCN Bancorp, Inc.	1,667,507
52,150	Chesapeake Lodging Trust - REIT	1,914,948
43,212	DuPont Fabros Technology, Inc.	1,610,079
54,246	Education Realty Trust, Inc. - REIT	1,876,911

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
74,785	First Industrial Realty Trust, Inc. - REIT	$1,625,078
98,350	First Midwest Bancorp, Inc.	1,514,590
120,297	FNB Corp.	1,443,564
87,451	Healthcare Realty Trust, Inc. - REIT	2,631,400
69,962	Kite Realty Group Trust - REIT	2,138,039
64,750	LegacyTexas Financial Group, Inc.	1,283,345
20,569	Mid-America Apartment Communities, Inc. - REIT	1,631,533
45,600	PacWest Bancorp	1,949,628
48,575	Pinnacle Financial Partners, Inc.	1,745,785
22,892	PS Business Parks, Inc. - REIT	1,925,446
85,802	Selective Insurance Group, Inc.	2,215,408
34,525	South State Corp.	2,061,488
30,455	UMB Financial Corp.	1,477,677
105,998	Umpqua Holdings Corp.	1,644,029
45,865	United Bankshares, Inc.	1,550,696
95,925	United Community Banks, Inc.	1,679,647
		40,255,814
	INDUSTRIAL – 19.6%
64,615	Altra Industrial Motion Corp.	1,650,913
55,925	Barnes Group, Inc.	1,921,024
79,660	Blount International, Inc.*	1,234,730
42,082	CLARCOR, Inc.	2,631,388
32,143	EnPro Industries, Inc.*	1,907,044
73,090	ESCO Technologies, Inc.	2,632,702
109,270	Fabrinet* 1	1,784,379
37,066	GATX Corp.	2,118,322
55,730	Generac Holdings, Inc.*	2,437,630
94,475	Harsco Corp.	1,394,451
66,380	Knight Transportation, Inc.	1,891,166
59,690	Plexus Corp.*	2,261,654
24,207	Zebra Technologies Corp. - Class A*	2,020,316
		25,885,719
	TECHNOLOGY – 6.7%
129,450	Acxiom Corp.*	2,355,990
56,524	Diodes, Inc.*	1,493,929
59,162	Progress Software Corp.*	1,482,008
187,705	Silicon Graphics International Corp.*	1,770,058
79,507	SYKES Enterprises, Inc.*	1,790,498
		8,892,483
	UTILITIES – 7.8%
39,789	Avista Corp.	1,477,366
28,812	Black Hills Corp.	1,445,210

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
48,082	Cleco Corp.	$2,613,737
45,470	El Paso Electric Co.	1,821,528
51,688	NorthWestern Corp.	2,985,499
		10,343,340
	TOTAL COMMON STOCKS (Cost $130,912,675)
		130,694,769

	SHORT-TERM INVESTMENTS – 1.1%
1,395,124	Fidelity Institutional Government Portfolio, 0.01%[2]	1,395,124

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,395,124)	1,395,124

	TOTAL INVESTMENTS – 100.1% (Cost $132,307,799)	132,089,893
	Liabilities in Excess of Other Assets – (0.1)%	(179,024)

	TOTAL NET ASSETS – 100.0%	$131,910,869

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 97.8%
	BASIC MATERIALS – 3.0%
$350,000	Commercial Metals Co. 6.500%, 7/15/2017	$368,375

	COMMUNICATIONS – 17.4%
350,000	CenturyLink, Inc. 6.000%, 4/1/2017	374,500
350,000	CSC Holdings LLC 7.625%, 7/15/2018	392,875
350,000	DISH DBS Corp. 7.125%, 2/1/2016	367,500
325,000	Frontier Communications Corp. 8.250%, 4/15/2017	359,125
300,000	Gannett Co., Inc. 7.125%, 9/1/2018[1]	310,875
300,000	Sprint Communications, Inc. 9.000%, 11/15/2018[2]	345,750
		2,150,625
	CONSUMER, CYCLICAL – 7.4%
350,000	General Motors Financial Co., Inc. 4.750%, 8/15/2017	370,506
205,000	Jarden Corp. 7.500%, 5/1/2017	225,500
290,000	L Brands, Inc. 6.900%, 7/15/2017	320,450
		916,456
	CONSUMER, NON-CYCLICAL – 17.7%
350,000	ADT Corp. 4.125%, 4/15/2019	349,562
210,000	Centene Corp. 5.750%, 6/1/2017	222,338
320,000	CHS/Community Health Systems, Inc. 5.125%, 8/15/2018[1]	331,360
350,000	RR Donnelley & Sons Co. 8.600%, 8/15/2016	383,250
350,000	Service Corp. International 7.000%, 6/15/2017	379,750
350,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	380,187
135,000	Universal Health Services, Inc. 7.125%, 6/30/2016	143,944
		2,190,391

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	DIVERSIFIED – 2.5%
$300,000	Leucadia National Corp. 8.125%, 9/15/2015	$312,563

	ENERGY – 9.4%
325,000	Chesapeake Energy Corp. 7.250%, 12/15/2018	357,094
350,000	Peabody Energy Corp. 6.000%, 11/15/2018	280,875
350,000	Sabine Pass LNG LP 7.500%, 11/30/2016	368,375
155,000	WPX Energy, Inc. 5.250%, 1/15/2017	156,162
		1,162,506
	FINANCIAL – 14.6%
350,000	Aircastle Ltd. 6.750%, 4/15/2017[3]	373,625
350,000	CIT Group, Inc. 5.000%, 5/15/2017	360,281
300,000	GFI Group, Inc. 10.375%, 7/19/2018	336,000
350,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/2017[1]	348,250
350,000	International Lease Finance Corp. 8.750%, 3/15/2017	389,428
		1,807,584
	INDUSTRIAL – 22.6%
325,000	CNH Industrial Capital LLC 6.250%, 11/1/2016	342,063
350,000	Greif, Inc. 6.750%, 2/1/2017	376,250
300,000	Harsco Corp. 5.750%, 5/15/2018	315,750
300,000	Marquette Transportation Co. LLC / Marquette Transportation Finance Corp. 10.875%, 1/15/2017[1]	308,700
350,000	Masco Corp. 6.125%, 10/3/2016	372,312
350,000	Owens-Brockway Glass Container, Inc. 7.375%, 5/15/2016	373,625
350,000	SPX Corp. 6.875%, 9/1/2017	382,025

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$350,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 6.000%, 7/30/2019[3]	$315,000
		2,785,725
	UTILITIES – 3.2%
350,000	AES Corp. 8.000%, 10/15/2017	391,562

	TOTAL CORPORATE BONDS (Cost $12,274,000)	12,085,787
Number of Shares

	SHORT-TERM INVESTMENTS – 1.2%
142,593	Fidelity Institutional Government Portfolio, 0.01%[4]	142,593

	TOTAL SHORT-TERM INVESTMENTS (Cost $142,593)	142,593

	TOTAL INVESTMENTS – 99.0% (Cost $12,416,593)	12,228,380
	Other Assets in Excess of liabilities – 1.0%	118,178

	TOTAL NET ASSETS – 100.0%	$12,346,558

LP – Limited Partnership
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Small Cap Value Fund’’) and Chartwell Short Duration High Yield Fund (the ‘‘Short Duration High Yield Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Value Fund is a diversified fund. The Short Duration High Yield Fund is a non-diversified fund.

The Small Cap Value Fund’s primary investment objective is to seek to achieve long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012.

The Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Small Cap Value Fund	Short Duration High Yield Fund
Cost of investments	$132,529,271	$12,416,593

Gross unrealized appreciation	$11,125,545	$26,121
Gross unrealized depreciation	(11,564,923)	(214,334)
Net unrealized depreciation on investments	$(439,378)	$(188,213)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2015, in valuing the Funds’ assets carried at fair value:

Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$130,694,769	$-	$-	$130,694,769
Short-Term Investments	1,395,124	-	-	1,395,124
Total Investments	$132,089,893	$-	$-	$132,089,893

Short Duration High Yield Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds[2]	$-	$12,085,787	$-	$12,085,787
Short-Term Investments	142,593	-	-	142,593
Total Investments	$142,593	$12,085,787	$-	$12,228,380

[1]	All common stocks held in the Small Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds held in the Short Duration High Yield Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/27/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/27/15